Consolidated condensed cash flows statements - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Consolidated condensed cash flows statements [Abstract]
Profit for the period	$ 39,158	$ 48,896
Financial expense and non-monetary adjustments	488,080	560,976
Profit for the period adjusted by non-monetary items	527,238	609,872
Changes in working capital	(35,030)	(116,146)
Net interest and income tax paid	(180,400)	(159,904)
Net cash provided by operating activities	311,808	333,822
Business combinations and investments in entities under the equity method	(66,342)	(17,680)
Investments in operating concessional assets	(13,272)	(24,738)
Investments in assets under development or construction	(131,196)	(33,561)
Distributions from entities under the equity method	32,565	28,880
Net divestment in other non-current financial assets	42,664	22,533
Net cash used in investing activities	(135,581)	(24,566)
Proceeds from project debt	47,014	213,725
Proceeds from corporate debt	169,259	110,803
Repayment of project debt	(168,380)	(390,119)
Repayment of corporate debt	(63,890)	(83,356)
Dividends paid to Company's shareholders	(155,077)	(155,065)
Dividends paid to non-controlling interest	(22,319)	(25,759)
Non-controlling interest capital contribution	1,200	19,823
Net cash used in financing activities	(192,193)	(309,948)
Net decrease in cash and cash equivalents	(15,966)	(692)
Cash and cash equivalents at the beginning of the period	448,301	600,990
Translation differences in cash and cash equivalents	2,224	(5,682)
Cash and cash equivalents at the end of the period	$ 434,559	$ 594,616